Deposits by Customers	6 Months Ended
Jun. 30, 2018
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Deposits by Customers

16. DEPOSITS BY CUSTOMERS

	30 June 2018 £m	31 December 2017 £m
Current and demand accounts – interest-bearing	84,656	85,749
– non-interest-bearing	2	2
Savings accounts(1)	65,033	70,461
Time deposits	17,358	19,951
Amounts due to Santander UK Group Holdings plc(2)	8,301	6,256
Amounts due to fellow Banco Santander subsidiaries	535	727
	175,885	183,146

(1)	Includes equity index-linked deposits of £1,232m (2017: £1,301m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,232m and £44m (2017: £1,301m and £67m) respectively.
(2)	Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.

Balances at 30 June 2018 exclude liabilities relating to our ring-fencing plans that have either transferred outside the Santander UK group, or whose transfer is considered highly probable at the balance sheet date and have therefore been reclassified as held for sale. For more details see Note 26 and Note 27.